Employee Compensation - Summary of Cash payments in connection with employee future benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Pension Plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Contributions to defined benefit plans	$ 203	$ 154	$ 187
Contributions to defined contribution plans	170	153	123
Benefits paid directly to pensioners	53	59	32
Cash payments made for employee future benefit plans	426	366	342
Other employee future benefit plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Benefits paid directly to pensioners	40	35	40
Cash payments made for employee future benefit plans	$ 40	$ 35	$ 40